Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Class A, C, I, & Y Prospectus | Dreyfus Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	DEQAX
Class A, C, I, & Y Prospectus | Dreyfus Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	DEQCX
Class A, C, I, & Y Prospectus | Dreyfus Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQEIX
Class A, C, I, & Y Prospectus | Dreyfus Global Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DEQYX
Class A, C, I, & Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Prospectus:
Trading Symbol	DIBAX
Class A, C, I, & Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Prospectus:
Trading Symbol	DIBCX
Class A, C, I, & Y Prospectus | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Prospectus:
Trading Symbol	DIBRX
Class A, C, I, & Y Prospectus | Dreyfus International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX